5. Capital Stock (Details Narrative) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Preferred shares authorized	25,000,000	25,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Common stock authorized	100,000,000	100,000,000
Par value	$ 0.0001	$ 0.0001
Common shares issued	8,000,000	8,000,000
Value of shares issued	$ 800	$ 800